Stockholders' Deficit - Schedule of Summarized the Option Activity (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Option Activity [Abstract]
Number of Shares, Outstanding (in Shares)	163,142,084	184,264,323	184,264,323
Weighted Average Exercise Price, Outstanding (in Dollars per share)	$ 0.004	$ 0.004	$ 0.004
Weighted Average Remaining Contractual Term, Outstanding	9 years 7 months 13 days	7 years 8 months 4 days	8 years 8 months 4 days
Aggregate Intrinsic Value, Outstanding	$ 1,003,656	$ 1,160,865	$ 350,102
Number of Shares, Exercisable (in Shares)		184,264,323
Weighted Average Exercise Price, Exercisable (in Dollars per share)		$ 0.004
Weighted Average Remaining Contractual Term, Exercisable		7 years 8 months 4 days
Aggregate Intrinsic Value, Exercisable		$ 1,160,865
Number of Shares, Granted (in Shares)			21,122,239
Weighted Average Exercise Price, Granted (in Dollars per share)			$ 0.004
Weighted Average Remaining Contractual Term, Granted			10 years
Aggregate Intrinsic Value, Granted
Number of Shares, Forfeited (in Shares)
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Aggregate Intrinsic Value, Forfeited
Number of Shares, Exercised (in Shares)
Weighted Average Exercise Price, Exercised (in Dollars per share)
Aggregate Intrinsic Value, Exercised
Number of Shares Expired (in Shares)
Weighted Average Exercise Price, Expired (in Dollars per share)
Aggregate Intrinsic Value, Expired